united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

           Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

          The Corporation Trust Company

          1209 Orange Street

          Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

Donoghue Forlines Tactical Allocation Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Semi-Annual Report

December 31, 2022

1-877-779-7462

www.donoghueforlinesfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund, or Donoghue Forlines Tactical Allocation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Donoghue Forlines Tactical Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Donoghue Forlines Tactical Allocation Fund - Class A	1.07%	(14.72)%	(0.54)%
Donoghue Forlines Tactical Allocation Fund - Class A with load	(3.98)%	(18.99)%	(1.62)%
Donoghue Forlines Tactical Allocation Fund - Class C	0.60%	(15.36)%	(1.30)%
Donoghue Forlines Tactical Allocation Fund - Class I	1.21%	(14.48)%	(0.29)%
HFRU Hedge Fund Composite Index (b)	1.42%	(4.60)%	1.19%
MSCI AC World Index (c)	2.28%	(18.37)%	5.88%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2022 is 1.86%, 2.61% and 1.61% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2022

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Equity	50.6%
Money Market Fund	26.0%
Exchange-Traded Funds - Fixed Income	23.3%
Collateral For Securities Loaned	6.0%
Liabilities in Excess of Other Assets	(5.9)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Tactical Income Fund - Class A	(1.22)%	(9.59)%	(1.06)%	0.66%	1.13%	N/A
Donoghue Forlines Tactical Income Fund - Class A with load	(6.15)%	(14.08)%	(2.07)%	0.15%	0.70%	N/A
Donoghue Forlines Tactical Income Fund - Class C	(1.68)%	(10.37)%	(1.96)%	N/A	N/A	(0.77)%
Donoghue Forlines Tactical Income Fund - Class I	(1.05)%	(9.39)%	(0.97)%	0.85%	1.31%	N/A
Bloomberg Global Aggregate Bond Index (c)	(2.71)%	(16.25)%	(1.66)%	(0.44)%	0.49%	(0.37)%
HFRU Hedge Fund Composite Index (d)	1.42%	(4.60)%	1.17%	2.53%	2.35%	2.05%
Reference Index (e)	(0.20)%	(9.36)%	0.08%	1.37%	1.66%	1.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 2.10%, 2.85% and 1.85%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a benchmark comprised of 60% HFRU Hedge Fund Composite and 40% Bloomberg Barclays Global Aggregate Bond Index. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2022

Holdings By Investment Type	% of Net Assets
Money Market Funds	48.3%
Exchange-Traded Funds - Fixed Income	34.0%
Exchange-Traded Funds - Equity	12.7%
Open End Funds - Equity	5.0%
Collateral For Securities Loaned	3.5%
Liabilities in Excess of Other Assets	(3.5)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Dividend Fund - Class A	0.87%	(10.01)%	(0.42)%	3.35%	N/A
Donoghue Forlines Dividend Fund - Class A with load	(4.17)%	(14.53)%	(1.44)%	2.77%	N/A
Donoghue Forlines Dividend Fund - Class C	0.48%	(10.68)%	(1.16)%	N/A	1.01%
Donoghue Forlines Dividend Fund - Class I	0.89%	(9.82)%	(0.17)%	3.59%	N/A
Russell 1000 Value Total Return Index (c)	6.11%	(7.54)%	6.67%	8.59%	7.35%
S&P 500 Value Total Return Index (d)	6.98%	(5.22)%	7.58%	9.21%	8.22%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2022 is 1.81%, 2.56% and 1.56% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The S&P 500 Value Total Return Index is a market cap-weighted index that covers the complete market cap of the S&P 500 Index. All S&P Index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

Portfolio Composition as of December 31, 2022

Holdings By Investment Type	% of Net Assets
Common Stocks	98.3%
Collateral For Securities Loaned	15.5%
Money Market Funds	1.8%
Liabilities in Excess of Other Assets	(15.6)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmarks:

			Annualized
	Six Months	One Year	5 Year	Since Inception (a)
Donoghue Forlines Momentum Fund - Class A	(5.91)%	(22.95)%	0.10%	2.22%
Donoghue Forlines Momentum Fund - Class A with load	(11.32)%	(27.37)%	(1.08)%	1.22%
Donoghue Forlines Momentum Fund - Class C	(6.26)%	(23.52)%	(0.64)%	1.48%
Donoghue Forlines Momentum Fund - Class I	(5.84)%	(22.78)%	0.35%	2.48%
Russell 1000 Total Return Index (b)	2.30%	(19.13)%	9.13%	10.89%
S&P 500 Total Return Index (c)	2.31%	(18.11)%	9.42%	11.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses before fee waiver and/or reimbursement as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 2.66%, 3.41% and 2.41% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2022

Holdings By Investment Type	% of Net Assets
Common Stocks	99.3%
Collateral For Securities Loaned	13.2%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(13.3)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Risk Managed Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the periods ended December 31, 2022, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Donoghue Forlines Risk Managed Income Fund - Class A	(1.17)%	(3.69)%	1.42%	1.42%
Donoghue Forlines Risk Managed Income Fund - Class A with load	(6.14)%	(8.49)%	0.38%	0.38%
Donoghue Forlines Risk Managed Income Fund - Class C	(1.82)%	(4.57)%	0.75%	0.73%
Donoghue Forlines Risk Managed Income Fund - Class I	(1.30)%	(3.59)%	1.73%	1.70%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	5.15%	(0.60)%	3.08%	3.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2022 is 1.75%, 2.50% and 1.50% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2022

Holdings By Investment Type	% of Net Assets
Money Market Fund	100.0%
Open End Fund- Fixed Income	0.2%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.9%
	EQUITY - 50.6%
229,860	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$5,869,452
54,263	FCF International Quality ETF(a)	1,372,241
95,461	FCF US Quality ETF	4,441,533
62,770	iShares Exponential Technologies ETF(b)	2,971,532
		14,654,758
	FIXED INCOME - 23.3%
21,383	iShares 0-5 Year High Yield Corporate Bond ETF	874,351
36,833	iShares 1-3 Year Treasury Bond ETF	2,989,734
25,174	iShares 3-7 Year Treasury Bond ETF	2,892,241
		6,756,326

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,091,487)	21,411,084

	SHORT-TERM INVESTMENTS — 32.0%
	COLLATERAL FOR SECURITIES LOANED - 6.0%
1,739,175	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $1,739,175)(c)(d)	1,739,175

	MONEY MARKET FUND - 26.0%
7,538,791	Fidelity Government Portfolio Institutional Class, 4.06% (Cost $7,538,791)(c)	7,538,791

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,277,966)	9,277,966

	TOTAL INVESTMENTS – 105.9% (Cost $32,369,453)	$30,689,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%	(1,715,312)
	NET ASSETS - 100.0%	$28,973,738

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of this security is on loan. Total loaned securities had a value of $1,680,570 as of December 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $1,739,175 at December 31, 2022.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.7%
	EQUITY - 12.7%
137,098	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$3,500,784
46,668	FCF US Quality ETF	2,171,332
		5,672,116
	FIXED INCOME - 34.0%
76,955	iShares 0-5 Year High Yield Corporate Bond ETF(b)	3,146,690
104,849	iShares 3-7 Year Treasury Bond ETF	12,046,101
		15,192,791

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,368,106)	20,864,907

	OPEN END FUNDS — 5.0%
	EQUITY - 5.0%
260,653	Donoghue Forlines Dividend Fund Class I (Cost $2,244,201)(a)	2,225,975

	SHORT-TERM INVESTMENTS — 51.8%
	COLLATERAL FOR SECURITIES LOANED - 3.5%
1,557,650	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $1,557,650)(c) (d)	1,557,650

	MONEY MARKET FUNDS - 48.3%
21,565,740	Fidelity Government Portfolio Institutional Class, 4.06% (Cost $21,565,740)(c)	21,565,740

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,123,390)	23,123,390

	TOTAL INVESTMENTS - 103.5% (Cost $46,735,697)	$46,214,272
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(1,586,435)
	NET ASSETS - 100.0%	$44,627,837

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

(a)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of this security is on loan. Total loaned securities had a value of $1,525,197 as of December 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $1,557,650 at December 31, 2022.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 2.0%
3,131	General Dynamics Corporation	$776,832

	ASSET MANAGEMENT - 1.9%
2,381	Ameriprise Financial, Inc.	741,372

	BANKING - 1.9%
10,823	Popular, Inc.	717,781

	BEVERAGES - 4.1%
12,424	Coca-Cola Company (The)	790,290
4,260	PepsiCo, Inc.	769,612
		1,559,902
	BIOTECH & PHARMA - 12.2%
9,844	Bristol-Myers Squibb Company	708,276
9,050	Gilead Sciences, Inc.	776,943
4,440	Johnson & Johnson	784,326
7,210	Merck & Company, Inc.	799,950
15,765	Pfizer, Inc.	807,798
71,651	Viatris, Inc.	797,476
		4,674,769
	CABLE & SATELLITE - 2.0%
21,570	Comcast Corporation, Class A	754,303

	CHEMICALS - 4.1%
15,505	Dow, Inc.	781,297
9,297	LyondellBasell Industries N.V., Class A	771,930
		1,553,227
	DIVERSIFIED INDUSTRIALS - 2.0%
3,474	Illinois Tool Works, Inc.(a)	765,322

	ELECTRIC UTILITIES - 5.7%
19,164	FirstEnergy Corporation	803,738
18,617	NRG Energy, Inc.(a)	592,393

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRIC UTILITIES - 5.7% (Continued)
19,533	OGE Energy Corporation	$772,530
		2,168,661
	FOOD - 4.2%
14,725	Campbell Soup Company	835,644
10,834	Kellogg Company(a)	771,814
		1,607,458
	HEALTH CARE FACILITIES & SERVICES - 2.1%
5,205	Quest Diagnostics, Inc.	814,270

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
6,861	Evercore, Inc., Class A	748,398
35,632	Virtu Financial, Inc., Class A	727,249
		1,475,647
	INSURANCE - 5.9%
12,567	American International Group, Inc.	794,737
24,899	Equitable Holdings, Inc.	714,601
8,813	Principal Financial Group, Inc.	739,587
		2,248,925
	LEISURE FACILITIES & SERVICES - 1.9%
5,377	Darden Restaurants, Inc.(a)	743,800

	MEDICAL EQUIPMENT & DEVICES - 2.1%
7,346	Abbott Laboratories	806,517

	OIL & GAS PRODUCERS - 7.6%
28,316	Coterra Energy, Inc.	695,724
11,708	Devon Energy Corporation	720,159
5,615	EOG Resources, Inc.	727,255
11,810	ONEOK, Inc.(a)	775,917
		2,919,055
	PUBLISHING & BROADCASTING - 1.9%
4,169	Nexstar Media Group, Inc.	729,700

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RETAIL - DISCRETIONARY - 4.0%
9,335	Best Buy Company, Inc.(a)	$748,760
6,761	Williams-Sonoma, Inc.(a)	776,975
		1,525,735
	RETAIL REIT - 2.1%
6,688	Simon Property Group, Inc.(a)	785,706

	SEMICONDUCTORS - 3.7%
9,980	Microchip Technology, Inc.	701,095
4,379	Texas Instruments, Inc.	723,498
		1,424,593
	SOFTWARE - 1.9%
34,421	Gen Digital, Inc.	737,642

	SPECIALTY FINANCE - 7.4%
7,293	Discover Financial Services	713,474
19,745	Fidelity National Financial, Inc.	742,808
20,079	OneMain Holdings, Inc.	668,831
21,030	Synchrony Financial	691,046
		2,816,159
	SPECIALTY REITS - 1.9%
14,661	Iron Mountain, Inc.	730,851

	TECHNOLOGY HARDWARE - 2.0%
15,895	Cisco Systems, Inc.	757,238

	TECHNOLOGY SERVICES - 2.0%
5,308	International Business Machines Corporation(a)	747,844

	TELECOMMUNICATIONS - 2.1%
20,275	Verizon Communications, Inc.	798,835

	TRANSPORTATION & LOGISTICS - 3.8%
7,886	CH Robinson Worldwide, Inc.(a)	722,042

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TRANSPORTATION & LOGISTICS - 3.8% (Continued)
4,165	United Parcel Service, Inc., Class B	$724,044
		1,446,086
	TRANSPORTATION EQUIPMENT - 1.9%
17,641	Allison Transmission Holdings, Inc.	733,866

	TOTAL COMMON STOCKS (Cost $37,608,760)	37,562,096

	SHORT-TERM INVESTMENTS — 17.3%
	MONEY MARKET FUNDS - 1.8%
644,794	Dreyfus Treasury Securities Cash Management Institutional Class, 3.89%(b)	644,794
36,662	Fidelity Government Portfolio Institutional Class, 4.06%(b)	36,662
	TOTAL MONEY MARKET FUNDS (Cost $681,456)	681,456

	COLLATERAL FOR SECURITIES LOANED - 15.5%
5,920,882	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $5,920,882)(b) (c)	5,920,882

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,602,338)	6,602,338

	TOTAL INVESTMENTS - 115.6% (Cost $44,211,098)	$44,164,434
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.6)%	(5,958,302)
	NET ASSETS - 100.0%	$38,206,132

LLC - Limited Liability Company

NV - Naamioze Vennootschap

REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,747,894 as of December 31, 2022.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $5,920,882 at December 31, 2022.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 2.1%
432	Lockheed Martin Corporation	$210,164

	ASSET MANAGEMENT - 3.9%
631	Ameriprise Financial, Inc.	196,475
885	LPL Financial Holdings, Inc.	191,311
		387,786
	BEVERAGES - 2.1%
3,292	Coca-Cola Company (The)	209,404

	BIOTECH & PHARMA - 12.3%
2,608	Bristol-Myers Squibb Company	187,646
564	Eli Lilly and Company	206,334
2,384	Gilead Sciences, Inc.	204,666
1,334	Jazz Pharmaceuticals plc(a)	212,520
1,901	Merck & Company, Inc.	210,916
662	Vertex Pharmaceuticals, Inc.(a),(b)	191,172
		1,213,254
	CHEMICALS - 1.7%
1,935	CF Industries Holdings, Inc.	164,862

	CONSUMER SERVICES - 2.0%
1,852	Grand Canyon Education, Inc.(a)	195,682

	ELECTRIC UTILITIES - 2.1%
2,136	Consolidated Edison, Inc.	203,582

	FOOD - 4.3%
890	Hershey Company (The)	206,097
2,409	Lamb Weston Holdings, Inc.	215,268
		421,365
	HEALTH CARE FACILITIES & SERVICES - 2.0%
381	Humana, Inc.	195,144

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.0%
347	WW Grainger, Inc.	$193,019

	INSURANCE - 3.8%
741	Erie Indemnity Company, Class A	184,302
2,335	Principal Financial Group, Inc.	195,953
		380,255
	INTERNET MEDIA & SERVICES - 1.8%
5,513	Zillow Group, Inc., Class C(a),(b)	177,574

	OIL & GAS PRODUCERS - 3.7%
5,729	Antero Resources Corporation(a),(b)	177,542
3,013	Occidental Petroleum Corporation	189,788
		367,330
	PUBLISHING & BROADCASTING - 3.8%
1,105	Nexstar Media Group, Inc.	193,408
2,621	World Wrestling Entertainment, Inc., Class A	179,591
		372,999
	RENEWABLE ENERGY - 1.8%
653	Enphase Energy, Inc.(a),(b)	173,019

	RETAIL - CONSUMER STAPLES - 2.0%
862	Casey’s General Stores, Inc.	193,390

	RETAIL - DISCRETIONARY - 6.0%
1,690	AutoNation, Inc.(a),(b)	181,337
1,142	Genuine Parts Company	198,148
450	Ulta Beauty, Inc.(a)	211,082
		590,567
	SEMICONDUCTORS - 7.7%
380	Broadcom, Inc.	212,469
2,875	Lattice Semiconductor Corporation(a)	186,530
2,644	Microchip Technology, Inc.	185,741
2,784	ON Semiconductor Corporation(a),(b)	173,638
		758,378

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 10.0%
5,286	Bentley Systems, Inc.	$195,371
1,217	Cadence Design Systems, Inc.(a)	195,499
9,119	Gen Digital, Inc.	195,420
1,646	PTC, Inc.(a)	197,585
617	Synopsys, Inc.(a)	197,002
		980,877
	SPECIALTY REITS - 2.0%
3,854	Iron Mountain, Inc.	192,122

	STEEL - 2.0%
2,015	Steel Dynamics, Inc.(b)	196,866

	TECHNOLOGY HARDWARE – 2.0%
7,173	Pure Storage, Inc., Class A(a)	191,949

	TECHNOLOGY SERVICES - 14.2%
2,356	Amdocs Ltd.	214,161
1,968	Booz Allen Hamilton Holding Corporation	205,696
1,110	CDW Corporation	198,224
454	FactSet Research Systems, Inc.	182,149
1,106	Jack Henry & Associates, Inc.	194,169
965	Visa, Inc., Class A(b)	200,488
1,238	WEX, Inc. (a)	202,599
		1,397,486
	TELECOMMUNICATIONS - 2.0%
1,382	T-Mobile US, Inc.(a)	193,480

	TRANSPORTATION EQUIPMENT - 2.0%
4,674	Allison Transmission Holdings, Inc.	194,438

	TOTAL COMMON STOCKS (Cost $10,271,098)	9,754,992

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.0%
	COLLATERAL FOR SECURITIES LOANED - 13.2%
1,298,109	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $1,298,109)(c)(d)	$1,298,109

	MONEY MARKET FUND - 0.8%
81,017	Fidelity Government Portfolio Institutional Class, 4.06% (Cost $81,017)(c)	81,017

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,379,126)	1,379,126

	TOTAL INVESTMENTS - 113.3% (Cost $11,650,224)	$11,134,118
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(1,304,272)
	NET ASSETS - 100.0%	$9,829,846

LLC - Limited Liability Company

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. Total loaned securities had a value of $1,268,463 as of December 31, 2022.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2022. Total collateral had a value of $1,298,109 at December 31, 2022.

See accompanying notes to financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
3	Eaton Vance Floating-Rate Advantaged Fund Class I	$32
5,798	Hartford Floating Rate Fund Class Y	44,184
5,762	Lord Abbett Floating Rate Fund Class I	45,229
6,011	Virtus Seix Floating Rate High Income Fund Class I	46,528
		135,973

	TOTAL OPEN END FUNDS (Cost $134,810)	135,973

	SHORT-TERM INVESTMENT — 100.0%
	MONEY MARKET FUND – 100.0%
77,891,180	Fidelity Government Portfolio Institutional Class, 4.06% (Cost $77,891,180)(a)	77,891,180

	TOTAL INVESTMENTS – 100.2% (Cost $78,025,990)	$78,027,153
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.2)%	(170,274)
	NET ASSETS - 100.0%	$77,856,879

(a)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffilited investments at cost	$24,386,259	$40,909,611	$44,211,098	$11,650,224	$78,025,990
Affilited investments at cost	7,983,194	5,826,086	—	—	—
Total investments at cost	$32,369,453	$46,735,697	$44,211,098	$11,650,224	$78,025,990
Unaffiliated investments at value *	$23,447,357	$40,487,513	$44,164,434	$11,134,118	$78,027,153
Affiliated investments at value	7,241,693	5,726,759	—	—	—
Total investments at value	30,689,050	46,214,272	44,164,434	11,134,118	78,027,153
Receivable for Fund shares sold	343	577	163	123	11,126
Dividends and interest receivable	44,051	76,051	37,952	8,436	242,454
Prepaid expenses and other assets	30,349	28,769	26,051	27,894	33,663
TOTAL ASSETS	30,763,793	46,319,669	$44,228,600	11,170,571	78,314,396

LIABILITIES
Security lending collateral (Note 5)	1,739,175	1,557,650	5,920,882	1,298,109	—
Payable for Fund shares repurchased	956	52,605	13,662	14,669	373,466
Investment advisory fees payable	13,318	37,003	30,760	1,402	43,579
Distribution (12b-1) fees payable	2,569	1,528	7,417	726	553
Payable to related parties	9,576	16,506	4,758	5,213	19,860
Payable to trustees	779	761	780	821	660
Accrued expenses and other liabilities	23,682	25,779	44,209	19,785	19,399
TOTAL LIABILITIES	1,790,055	1,691,832	$6,022,468	1,340,725	457,517
NET ASSETS	$28,973,738	$44,627,837	$38,206,132	$9,829,846	$77,856,879

COMPOSITION OF NET ASSETS:
Paid in capital	$36,222,412	$67,478,272	$158,618,715	$12,109,203	$83,544,114
Accumulated losses	(7,248,674)	(22,850,435)	(120,412,583)	(2,279,357)	(5,687,235)
NET ASSETS	$28,973,738	$44,627,837	$38,206,132	$9,829,846	$77,856,879

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$8,785,740	$3,146,250	$10,282,026	$968,913	$107
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	966,712	365,014	1,197,754	98,142	11
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.09	$8.62	$8.58	$9.87	$9.68	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$9.57	$9.07	$9.04	$10.39	$10.19

Class C Shares:
Net Assets	$640,839	$965,374	$5,994,315	$577,007	$648,172
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	71,503	113,391	704,216	61,197	68,446
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.96	$8.51	$8.51	$9.43	$9.47

Class I Shares:
Net Assets	$19,547,159	$40,516,213	$21,929,791	$8,283,926	$77,208,600
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,158,071	4,712,519	2,568,105	828,043	8,082,905
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.06	$8.60	$8.54	$10.00	$9.55

*	Includes Securities Loaned $1,680,570; $1,525,197; $5,747,894; $1,268,463; $0

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $540, $0, and $0, respectively)	$227,193	$543,314	$562,004	$83,960	$466,578
Dividends - Affiliated Investments	297,159	109,239	—	—	—
Interest	88,699	237,224	8,243	2,242	913,259
Securities lending	37,471	61,272	3,901	3,751	28,860
TOTAL INVESTMENT INCOME	650,522	951,049	574,148	89,953	1,408,697

EXPENSES
Investment advisory fees	124,360	234,182	183,541	54,789	288,291
Distribution (12b-1) fees:
Class A	12,755	4,363	13,904	1,331	17
Class C	3,548	5,356	31,930	3,350	3,346
Administration fees	24,131	30,968	25,524	13,060	51,893
Registration fees	20,179	25,226	25,229	20,200	25,201
Accounting services fees	21,034	21,718	21,218	19,935	23,811
Third party administrative servicing fees	6,059	14,128	11,129	3,029	14,168
Transfer agent fees	4,311	7,346	14,702	2,337	22,676
Legal fees	7,589	7,564	6,304	6,303	6,320
Audit fees	9,338	9,323	9,324	9,324	9,324
Trustees’ fees and expenses	8,066	8,066	8,066	8,065	8,065
Compliance officer fees	6,044	6,295	6,042	4,028	11,056
Printing and postage expenses	5,075	7,552	6,658	2,521	7,587
Custodian fees	2,539	2,532	2,518	2,521	2,538
Insurance expense	1,562	1,562	1,419	1,370	1,614
Other expenses	2,519	2,520	2,520	2,520	2,520
TOTAL EXPENSES	259,109	388,701	370,028	154,683	478,427
Less: Fees waived by the Advisor	(44,089)	—	—	(40,508)	—
Less: Fees waived by the Advisor for affiliated investments	(6,506)	(2,249)	—	—	—
NET EXPENSES	208,514	386,452	370,028	114,175	478,427

NET INVESTMENT INCOME (LOSS)	442,008	564,597	204,120	(24,222)	930,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from unaffiliated investments	(3,070,548)	(2,143,645)	(585,851)	(752,651)	(2,241,155)
Net realized loss from affiliated investments	(1,165,549)	(520,175)	—	—	—
Distributions of realized gains from underlying investment companies	43,641	21,658	—	—	—
Net change in unrealized appreciation on unaffiliated investments	3,327,238	1,085,399	688,486	170,061	3,947
Net change in unrealized appreciation on affiliated investments	896,693	432,758	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	31,475	(1,124,005)	102,635	(582,590)	(2,237,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$473,483	$(559,408)	$306,755	$(606,812)	$(1,306,938)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$442,008	$890,926
Net realized gain (loss) from security transactions	(4,236,097)	3,678,599
Distributions of realized gains from underlying investment companies	43,641	548,091
Net change in unrealized appreciation (depreciation) on investments	4,223,931	(11,724,580)
Net increase (decrease) in net assets resulting from operations	473,483	(6,606,964)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(137,667)	(238,486)
Class C	(8,067)	(14,250)
Class I	(321,896)	(641,934)
Net decrease in net assets resulting from distributions to shareholders	(467,630)	(894,670)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	279,858	615,057
Class C	—	15,961
Class I	814,845	2,577,958
Net asset value of shares issued in reinvestment of distributions:
Class A	133,405	232,647
Class C	7,801	14,221
Class I	313,880	592,131
Payments for shares redeemed:
Class A	(1,975,311)	(3,653,438)
Class C	(103,579)	(23,736)
Class I	(6,875,255)	(15,396,874)
Net decrease in net assets resulting from shares of beneficial interest	(7,404,356)	(15,026,073)
TOTAL DECREASE IN NET ASSETS	(7,398,503)	(22,527,707)
NET ASSETS
Beginning of Period/Year	36,372,241	58,899,948
End of Period/Year	$28,973,738	$36,372,241
SHARE ACTIVITY
Class A:
Shares Sold	29,898	59,315
Shares Reinvested	14,666	21,502
Shares Redeemed	(215,264)	(342,573)
Net decrease in shares of beneficial interest outstanding	(170,700)	(261,756)
Class C:
Shares Sold	—	1,514
Shares Reinvested	868	1,327
Shares Redeemed	(11,625)	(2,305)
Net increase (decrease) in shares of beneficial interest outstanding	(10,757)	536
Class I:
Shares Sold	87,456	247,662
Shares Reinvested	34,663	55,020
Shares Redeemed	(736,705)	(1,461,115)
Net decrease in shares of beneficial interest outstanding	(614,586)	(1,158,433)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$564,597	$861,957
Net realized loss from security transactions	(2,663,820)	(1,920,796)
Distributions of realized gains from underlying investment companies	21,658	228,485
Net change in unrealized appreciation (depreciation) on investments	1,518,157	(4,149,150)
Net decrease in net assets resulting from operations	(559,408)	(4,979,504)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(9,106)	(75,255)
Class C	(556)	(15,247)
Class I	(138,262)	(949,025)
Net decrease in net assets resulting from distributions to shareholders	(147,924)	(1,039,527)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,764	189,007
Class C	13,442	79,309
Class I	4,345,652	8,847,146
Net asset value of shares issued in reinvestment of distributions:
Class A	8,164	67,444
Class C	512	14,165
Class I	127,603	862,401
Payments for shares redeemed:
Class A	(509,325)	(1,521,539)
Class C	(233,860)	(134,997)
Class I	(5,752,738)	(16,504,399)
Net decrease in net assets resulting from shares of beneficial interest	(1,981,786)	(8,101,463)
TOTAL DECREASE IN NET ASSETS	(2,689,118)	(14,120,494)
NET ASSETS
Beginning of Period/Year	47,316,955	61,437,449
End of Period/Year	$44,627,837	$47,316,955
SHARE ACTIVITY
Class A:
Shares Sold	2,156	20,009
Shares Reinvested	962	7,039
Shares Redeemed	(58,524)	(161,081)
Net decrease in shares of beneficial interest outstanding	(55,406)	(134,033)
Class C:
Shares Sold	1,560	8,508
Shares Reinvested	61	1,490
Shares Redeemed	(26,724)	(14,064)
Net decrease in shares of beneficial interest outstanding	(25,103)	(4,066)
Class I:
Shares Sold	492,291	924,421
Shares Reinvested	15,083	90,635
Shares Redeemed	(660,051)	(1,756,509)
Net decrease in shares of beneficial interest outstanding	(152,677)	(741,453)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$204,120	$734,360
Net realized gain (loss) from security transactions	(585,851)	1,164,918
Net change in unrealized appreciation (depreciation) on investments	688,486	(3,642,765)
Net increase (decrease) in net assets resulting from operations	306,755	(1,743,487)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(53,890)	(228,548)
Class C	(7,666)	(82,079)
Class I	(133,155)	(457,873)
Net decrease in net assets resulting from distributions to shareholders	(194,711)	(768,500)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	180,054	986,840
Class C	16,046	272,286
Class I	4,568,732	2,392,234
Net asset value of shares issued in reinvestment of distributions:
Class A	50,704	217,207
Class C	6,959	74,717
Class I	126,693	432,845
Payments for shares redeemed:
Class A	(1,410,661)	(3,518,301)
Class C	(785,111)	(2,360,188)
Class I	(2,108,559)	(6,606,664)
Net increase (decrease) in net assets resulting from shares of beneficial interest	644,857	(8,109,024)
TOTAL INCREASE (DECREASE) IN NET ASSETS	756,901	(10,621,011)
NET ASSETS
Beginning of Period/Year	37,449,231	48,070,242
End of Period/Year	$38,206,132	$37,449,231
SHARE ACTIVITY
Class A:
Shares Sold	20,758	105,703
Shares Reinvested	5,976	23,352
Shares Redeemed	(161,580)	(379,365)
Net decrease in shares of beneficial interest outstanding	(134,846)	(250,310)
Class C:
Shares Sold	1,870	30,117
Shares Reinvested	812	8,051
Shares Redeemed	(91,409)	(256,170)
Net decrease in shares of beneficial interest outstanding	(88,727)	(218,002)
Class I:
Shares Sold	530,020	258,889
Shares Reinvested	15,000	46,791
Shares Redeemed	(244,971)	(717,509)
Net increase (decrease) in shares of beneficial interest outstanding	300,049	(411,829)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(24,222)	$(156,253)
Net realized loss from security transactions	(752,651)	(620,130)
Net change in unrealized appreciation (depreciation) on investments	170,061	(1,432,607)
Net decrease in net assets resulting from operations	(606,812)	(2,208,990)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,400	765,988
Class C	3,776	43,092
Class I	430,063	875,922
Payments for shares redeemed:
Class A	(59,499)	(925,183)
Class C	(188,721)	(294,434)
Class I	(996,312)	(3,115,634)
Net decrease in net assets resulting from shares of beneficial interest	(808,293)	(2,650,249)
TOTAL DECREASE IN NET ASSETS	(1,415,105)	(4,859,239)
NET ASSETS
Beginning of Period/Year	11,244,951	16,104,190
End of Period/Year	$9,829,846	$11,244,951
SHARE ACTIVITY
Class A:
Shares Sold	225	59,876
Shares Redeemed	(5,717)	(82,491)
Net decrease in shares of beneficial interest outstanding	(5,492)	(22,615)
Class C:
Shares Sold	373	3,605
Shares Redeemed	(18,288)	(25,806)
Net decrease in shares of beneficial interest outstanding	(17,915)	(22,201)
Class I:
Shares Sold	39,382	72,099
Shares Redeemed	(92,751)	(263,738)
Net decrease in shares of beneficial interest outstanding	(53,369)	(191,639)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$930,270	$1,232,021
Net realized loss from security transactions	(2,241,155)	(2,580,562)
Net change in unrealized appreciation/(depreciation) on investments	3,947	(1,096,744)
Net decrease in net assets resulting from operations	(1,306,938)	(2,445,285)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(93)	(346)
Class C	(4,362)	(3,271)
Class I	(943,023)	(1,243,173)
Net decrease in net assets resulting from distributions to shareholders	(947,478)	(1,246,790)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	—	10,000
Class I	17,090,345	87,041,210
Net asset value of shares issued in reinvestment of distributions:
Class A	93	347
Class C	4,149	3,071
Class I	816,141	756,051
Payments for shares redeemed:
Class A	(19,978)	(84,861)
Class C	(18,439)	(32,131)
Class I	(26,135,128)	(59,845,616)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(8,262,817)	27,848,071
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,517,233)	24,155,996
NET ASSETS
Beginning of Period/Year	88,374,112	64,218,116
End of Period/Year	$77,856,879	$88,374,112
SHARE ACTIVITY
Class A:
Shares Reinvested	10	34
Shares Redeemed	(2,081)	(8,388)
Net decrease in shares of beneficial interest outstanding	(2,071)	(8,354)
Class C:
Shares Sold	—	1,002
Shares Reinvested	438	307
Shares Redeemed	(1,929)	(3,220)
Net decrease in shares of beneficial interest outstanding	(1,491)	(1,911)
Class I:
Shares Sold	1,749,911	8,661,464
Shares Reinvested	85,418	75,758
Shares Redeemed	(2,708,253)	(6,046,499)
Net increase (decrease) in shares of beneficial interest outstanding	(872,924)	2,690,723

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.13		$10.92		$9.06	$9.80	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.17		0.07	0.11	0.19	0.01
Net realized and unrealized gain (loss) on investments	(0.02)		(1.76)		1.86	(0.76)	(0.10)	(0.10)
Total from investment operations	0.10		(1.59)		1.93	(0.65)	0.09	(0.09)
Less distributions from:
Net investment income	(0.14)		(0.20)		(0.07)	(0.09)	(0.17)	(0.03)
Total distributions	(0.14)		(0.20)		(0.07)	(0.09)	(0.17)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—		—	—	—	0.00	(3)
Net asset value, end of period/year	$9.09		$9.13		$10.92	$9.06	$9.80	$9.88
Total return (4)	1.07	% (5)	(14.88)%		21.34%	(6.73)%	0.95%	(0.85	)% (5)
Net assets, at end of period/year (000s)	$8,786		$10,388		$15,277	$15,318	$16,944	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.71	% (7)	1.52%		1.46%	1.32%	1.32%	1.71	% (7)
Ratio of net expenses to average net assets (6)	1.45	% (7,9)	1.45	% (9)	1.45%	1.32%	1.34%	1.45	% (7)
Ratio of net investment income to average net assets (6,8)	2.51	% (7,9)	1.67	% (9)	0.64%	1.10%	1.95%	3.56	% (7)
Portfolio Turnover Rate	150	% (5)	290%		150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	1.41	% (7)	1.38%
Net investment income to average net assets	2.55	% (7)	1.74%

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.02		$10.85		$9.02	$9.79	$9.86	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.08		0.10		(0.01)	0.03	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.03)		(1.75)		1.86	(0.75)	(0.09)	(0.17)
Total from investment operations	0.05		(1.65)		1.85	(0.72)	0.02	(0.11)
Less distributions from:
Net investment income	(0.11)		(0.18)		(0.02)	(0.05)	(0.09)	(0.03)
Total distributions	(0.11)		(0.18)		(0.02)	(0.05)	(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—		—	—	—	0.00	(3)
Net asset value, end of period/year	$8.96		$9.02		$10.85	$9.02	$9.79	$9.86
Total return (4)	0.60	% (5)	(15.51)%		20.54%	(7.46)%	0.26%	(1.14	)% (5)
Net assets, at end of period/year (000s)	$641		$742		$886	$647	$915	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	2.46	% (7)	2.27%		2.21%	2.07%	2.07%	2.46	% (7)
Ratio of net expenses to average net assets (6)	2.20	% (7,9)	2.20	% (9)	2.20%	2.07%	2.09%	2.20	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	1.77	% (7,9)	0.95	% (9)	(0.05)%	0.26%	1.18%	2.53	% (7)
Portfolio Turnover Rate	150	% (5)	290%		150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	2.16	% (7)	2.13%
Net investment income to average net assets	1.81	% (7)	1.02%

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.10		$10.87		$9.02	$9.78	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.20		0.08	0.13	0.21	0.11
Net realized and unrealized gain (loss) on investments	(0.02)		(1.76)		1.87	(0.76)	(0.09)	(0.19)
Total from investment operations	0.11		(1.56)		1.95	(0.63)	0.12	(0.08)
Less distributions from:
Net investment income	(0.15)		(0.21)		(0.10)	(0.13)	(0.22)	(0.04)
Total distributions	(0.15)		(0.21)		(0.10)	(0.13)	(0.22)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—		—		—	—	—	0.00	(3)
Net asset value, end of period/year	$9.06		$9.10		$10.87	$9.02	$9.78	$9.88
Total return (4)	1.21	% (5)	(14.65)%		21.63%	(6.52)%	1.27%	(0.83	)% (5)
Net assets, at end of period/year (000s)	$19,547		$25,242		$42,736	$68,640	$99,627	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.46	% (7)	1.27%		1.21%	1.07%	1.07%	1.46	% (7)
Ratio of net expenses to average net assets (6)	1.20	% (7,9)	1.20	% (9)	1.20%	1.07%	1.09%	1.20	% (7)
Ratio of net investment income to average net assets (6,8)	2.71	% (7,9)	1.93	% (9)	0.83%	1.35%	2.20%	4.36	% (7)
Portfolio Turnover Rate	150	% (5)	290%		150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	1.16	% (7)	1.13%
Net investment income to average net assets	2.75	% (7)	2.00%

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period/year	$8.75		$9.78		$9.22	$9.94	$9.70	$10.05
Activity from investment operations:
Net investment income (1)	0.09		0.12		0.11	0.15	0.28	0.27
Net realized and unrealized gain (loss) on investments	(0.20)		(1.00)		0.57	(0.72)	0.22	(0.34)
Total from investment operations	(0.11)		(0.88)		0.68	(0.57)	0.50	(0.07)
Less distributions from:
Net investment income	(0.02)		(0.15)		(0.12)	(0.15)	(0.26)	(0.28)
Total distributions	(0.02)		(0.15)		(0.12)	(0.15)	(0.26)	(0.28)
Net asset value, end of period/year	$8.62		$8.75		$9.78	$9.22	$9.94	$9.70
Total return (2)	(1.22	)% (6)	(9.12)%		7.37%	(5.82)%	5.24%	(0.72)%
Net assets, at end of period/year (000s)	$3,146		$3,679		$5,422	$7,266	$13,910	$26,645
Ratio of expenses to average net assets (3)	1.87	% (5,7)	1.78	% (5)	1.70%	1.61%	1.54%	1.54%
Ratio of net investment income to average net assets (3,4)	2.16	% (5,7)	1.30	% (5)	1.18%	1.55%	2.87%	2.74%
Portfolio Turnover Rate	302	% (6)	545%		205%	221%	175%	274%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	1.86	% (7)	1.76%
Net investment income to average net assets	2.17	% (7)	1.32%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period/year	$8.66		$9.71		$9.13	$9.83	$9.60	$9.95
Activity from investment operations:
Net investment income (1)	0.06		0.04		0.04	0.06	0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.21)		(0.98)		0.55	(0.69)	0.22	(0.33)
Total from investment operations	(0.15)		(0.94)		0.59	(0.63)	0.42	(0.14)
Less distributions from:
Net investment income	—		(0.11)		(0.01)	(0.07)	(0.19)	(0.21)
Total distributions	—		(0.11)		(0.01)	(0.07)	(0.19)	(0.21)
Net asset value, end of period/year	$8.51		$8.66		$9.71	$9.13	$9.83	$9.60
Total return (2)	(1.68	)% (6)	(9.74)%		6.47%	(6.50)%	4.47%	(1.41)%
Net assets, at end of period/year (000s)	$965		$1,199		$1,384	$3,416	$3,493	$4,861
Ratio of expenses to average net assets (3)	2.62	% (5,7)	2.53	% (5)	2.45%	2.36%	2.29%	2.29%
Ratio of net investment income to average net assets (3,4)	1.37	% (5,7)	0.46	% (5)	0.39%	0.64%	2.10%	1.95%
Portfolio Turnover Rate	302	% (6)	545%		205%	221%	175%	274%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	2.61	% (7)	2.51%
Net investment income to average net assets	1.38	% (7)	0.48%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period/year	$8.72		$9.74		$9.20	$9.93	$9.71	$10.06
Activity from investment operations:
Net investment income (1)	0.11		0.14		0.14	0.18	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.20)		(0.99)		0.55	(0.72)	0.23	(0.34)
Total from investment operations	(0.09)		(0.85)		0.69	(0.54)	0.53	(0.04)
Less distributions from:
Net investment income	(0.03)		(0.17)		(0.15)	(0.19)	(0.31)	(0.31)
Total distributions	(0.03)		(0.17)		(0.15)	(0.19)	(0.31)	(0.31)
Net asset value, end of period/year	$8.60		$8.72		$9.74	$9.20	$9.93	$9.71
Total return (2)	(1.05	)% (6)	(8.87)%		7.50%	(5.54)%	5.56%	(0.47)%
Net assets, at end of period/year (000s)	$40,516		$42,439		$54,631	$77,885	$135,463	$133,392
Ratio of expenses to average net assets (3)	1.62	% (5,7)	1.53	% (5)	1.45%	1.36%	1.29%	1.29%
Ratio of net investment income to average net assets (3,4)	2.45	% (5,7)	1.52	% (5)	1.43%	1.80%	3.03%	3.01%
Portfolio Turnover Rate	302	% (6)	545%		205%	221%	175%	274%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Ratios including fees waived by the advisor for investments in affiliates.

Net expenses to average net assets	1.61	% (7)	1.51%
Net investment income to average net assets	2.46	% (7)	1.54%

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$8.56		$9.15	$7.01	$8.43	$11.60	$11.75
Activity from investment operations:
Net investment income (1)	0.05		0.15	0.13	0.13	0.20	0.28
Net realized and unrealized gain (loss) on investments	0.01		(0.58)	2.35	(1.41)	(0.79)	(0.07)
Total from investment operations	0.06		(0.43)	2.48	(1.28)	(0.59)	0.21
Less distributions from:
Net investment income	(0.04)		(0.16)	(0.34)	(0.14)	(0.18)	(0.27)
Net realized gains	—		—	—	—	(2.40)	(0.09)
Total distributions	(0.04)		(0.16)	(0.34)	(0.14)	(2.58)	(0.36)
Paid-in-Capital From Redemption Fees (1)	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$8.58		$8.56	$9.15	$7.01	$8.43	$11.60
Total return (3)	0.75	% (4,7)	(4.82)%	36.34%	(15.48)%	(5.82)%	1.65%
Net assets, at end of period/year (000s)	$10,282		$11,406	$14,488	$17,009	$56,578	$124,630
Ratio of expenses to average net assets (5)	2.02	% (8)	1.81%	1.83%	1.66%	1.52%	1.43%
Ratio of net investment income to average net assets (5,6)	1.12	% (8)	1.66%	1.65%	1.70%	1.97%	2.27%
Portfolio Turnover Rate	92	% (7)	156%	309%	253%	319%	265%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$8.49		$9.08	$6.94	$8.38	$11.51	$11.67
Activity from investment operations:
Net investment income (1)	0.02		0.08	0.07	0.07	0.12	0.18
Net realized and unrealized gain (loss) on investments	0.01		(0.58)	2.33	(1.41)	(0.77)	(0.07)
Total from investment operations	0.03		(0.50)	2.40	(1.34)	(0.65)	0.11
Less distributions from:
Net investment income	(0.01)		(0.09)	(0.26)	(0.10)	(0.08)	(0.18)
Net realized gains	—		—	—	—	(2.40)	(0.09)
Total distributions	(0.01)		(0.09)	(0.26)	(0.10)	(2.48)	(0.27)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	—	0.00	(2)
Net asset value, end of period/year	$8.51		$8.49	$9.08	$6.94	$8.38	$11.51
Total return (3)	0.36	% (4,7)	(5.58)%	35.42%	(16.15)%	(6.43)%	0.85	% (4)
Net assets, at end of period/year (000s)	$5,994		$6,729	$9,174	$12,788	$32,900	$52,777
Ratio of expenses to average net assets (5)	2.77	% (8)	2.56%	2.58%	2.41%	2.27%	2.18%
Ratio of net investment income to average net assets (5) (6)	0.37	% (8)	0.90%	0.89%	0.96%	1.20%	1.52%
Portfolio Turnover Rate	92	% (7)	156%	309%	253%	319%	265%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$8.52		$9.11	$6.99	$8.39	$11.60	$11.76
Activity from investment operations:
Net investment income (1)	0.06		0.18	0.15	0.15	0.22	0.31
Net realized and unrealized gain (loss) on investments	0.02		(0.59)	2.34	(1.40)	(0.78)	(0.08)
Total from investment operations	0.08		(0.41)	2.49	(1.25)	(0.56)	0.23
Less distributions from:
Net investment income	(0.06)		(0.18)	(0.37)	(0.15)	(0.25)	(0.30)
Net realized gains	—		—	—	—	(2.40)	(0.09)
Total distributions	(0.06)		(0.18)	(0.37)	(0.15)	(2.65)	(0.39)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$8.54		$8.52	$9.11	$6.99	$8.39	$11.60
Total return (3)	0.89	% (7)	(4.60)%	36.60%	(15.19)%	(5.53)%	1.84	% (4)
Net assets, at end of period/year (000s)	$21,930		$19,314	$24,408	$28,164	$205,128	$567,854
Ratio of expenses to average net assets (5)	1.77	% (8)	1.56%	1.58%	1.41%	1.27%	1.18%
Ratio of net investment income to average net assets (5,6)	1.35	% (8)	1.90%	1.89%	1.95%	2.20%	2.51%
Portfolio Turnover Rate	92	% (7)	156%	309%	253%	319%	265%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period/year	$10.49		$12.32	$7.76	$10.38		$10.63	$10.20
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.15)	(0.10)	(0.06)		0.00 (3)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.59)		(1.68)	4.66	(2.11)		0.33	0.94
Total from investment operations	(0.62)		(1.83)	4.56	(2.17)		0.33	0.93
Less distributions from:
Net investment income	—		—	—	—		(0.01)	—
Net realized gains	—		—	—	(0.45)		(0.57)	(0.50)
Return of capital	—		—	—	(0.00	) (3)	—	—
Total distributions	—		—	—	(0.45)		(0.58)	(0.50)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—		0.00 (3)	0.00	(3)
Net asset value, end of period/year	$9.87		$10.49	$12.32	$7.76		$10.38	$10.63
Total return (4)	(5.91	)% (6)	(14.85)%	58.76%	(21.99)%		3.36%	8.99	% (5)
Net assets, at end of period/year (000s)	$969		$1,088	$1,555	$1,314		$5,610	$3,420
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.99	% (7)	2.64%	2.46%	1.97%		1.76%	1.86%
Ratio of net expenses after waiver/recapture to average net assets (10)	2.25	% (7)	2.25%	2.25%	1.97%		1.76%	1.91	% (8)
Ratio of net investment income (loss) to average net assets (9,10)	(0.61	)% (7)	(1.23)%	(0.98)%	(0.56)%		0.03%	(0.09)%
Portfolio Turnover Rate	210	% (6)	222%	400%	428%		571%	484%

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period/year	$10.06		$11.90	$7.55	$10.19		$10.51	$10.17
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.22)	(0.17)	(0.13)		(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.56)		(1.62)	4.52	(2.06)		0.32	0.93
Total from investment operations	(0.63)		(1.84)	4.35	(2.19)		0.25	0.84
Less distributions from:
Net investment income	—		—	—	—		—	—
Net realized gains	—		—	—	(0.45)		(0.57)	(0.50)
Return of capital	—		—	—	(0.00	) (3)	—	—
Total distributions	—		—	—	(0.45)		(0.57)	(0.50)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—		—	0.00	(3)
Net asset value, end of period/year	$9.43		$10.06	$11.90	$7.55		$10.19	$10.51
Total return (4)	(6.26	)% (7)	(15.46)%	57.62%	(22.61)%		2.64%	8.11	% (5,6)
Net assets, at end of period/year (000s)	$577		$796	$1,205	$2,223		$3,828	$1,845
Ratio of expenses to average net assets before fee waivers (10)	3.74	% (8)	3.39%	3.21%	2.72%		2.51%	2.66%
Ratio of net expenses after waiver to average net assets (10)	3.00	% (8)	3.00%	3.00%	2.72%		2.51%	2.66%
Ratio of net investment loss to average net assets (9,10)	(1.36	)% (8)	(1.94)%	(1.76)%	(1.35)%		(0.71)%	(0.89)%
Portfolio Turnover Rate	210	% (7)	222%	400%	428%		571%	484%

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2022		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period/year	$10.62		$12.44	$7.82	$10.42		$10.67	$10.21
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.12)	(0.07)	(0.03)		0.03	0.00	(3)
Net realized and unrealized gain (loss) on investments	(0.60)		(1.70)	4.69	(2.12)		0.32	0.96
Total from investment operations	(0.62)		(1.82)	4.62	(2.15)		0.35	0.96
Less distributions from:
Net investment income	—		—	—	—		(0.03)	(0.00	) (3)
Net realized gains	—		—	—	(0.45)		(0.57)	(0.50)
Return of capital	—		—	—	(0.00	) (3)	—	—
Total distributions	—		—	—	(0.45)		(0.60)	(0.50)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—		—	0.00	(3)
Net asset value, end of period/year	$10.00		$10.62	$12.44	$7.82		$10.42	$10.67
Total return (4)	(5.84	)% (6)	(14.63)%	59.08%	(21.70)%		3.53%	9.30	% (5)
Net assets, at end of period/year (000s)	$8,284		$9,361	$13,344	$14,110		$42,194	$32,927
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.74	% (7)	2.39%	2.21%	1.72%		1.51%	1.62%
Ratio of net expenses after waiver/recapture to average net assets (10)	2.00	% (7)	2.00%	2.00%	1.72%		1.51%	1.66	% (8)
Ratio of net investment income (loss) to average net assets (9,10)	(0.36	)% (7)	(0.95)%	(0.74)%	(0.31)%		0.28%	0.04%
Portfolio Turnover Rate	210	% (6)	222%	400%	428%		571%	484%

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.82		$10.14	$9.53	$9.93	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.17	0.25	0.30	0.33	0.12
Net realized and unrealized gain (loss) on investments	(0.18)		(0.38)	0.63	(0.51)	0.02	(0.10)
Total from investment operations	(0.10)		(0.21)	0.88	(0.21)	0.35	0.02
Less distributions from:
Net investment income	(0.04)		(0.11)	(0.27)	(0.19)	(0.30)	(0.14)
Total distributions	(0.04)		(0.11)	(0.27)	(0.19)	(0.30)	(0.14)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	—	0.00	(3)
Net asset value, end of period/year	$9.68		$9.82	$10.14	$9.53	$9.93	$9.88
Total return (4)	(0.96	)% (5)(10)	(2.14)%	9.25%	(2.14)%	3.61%	0.17	% (5)
Net assets, at end of period/year (000s)	$107	(9)	$20	$106	$97	$265	$46
Ratio of expenses to average net assets before fee waivers/recapture (8)	1.32	% (6)	1.32%	1.41%	1.40%	1.33%	2.38	% (6)
Ratio of net expenses to average net assets (8)	1.32	% (6)	1.32%	1.41%	1.40%	1.33%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	1.64	% (6)	1.66%	2.50%	3.00%	3.27%	2.31	% (6)
Portfolio Turnover Rate	807	% (5)	358%	148%	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Actual Net Assets.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values (10) may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	2022		June 30,	June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2022	2021		2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.71		$10.04	$9.42		$9.86	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.06	0.18		0.15	0.25	0.07
Net realized and unrealized gain (loss) on investments	(0.23)		(0.34)	0.61		(0.44)	0.08	(0.08)
Total from investment operations	(0.18)		(0.28)	0.79		(0.29)	0.33	(0.01)
Less distributions from:
Net investment income	(0.06)		(0.05)	(0.17)		(0.15)	(0.26)	(0.20)
Total distributions	(0.06)		(0.05)	(0.17)		(0.15)	(0.26)	(0.20)
Net asset value, end of period/year	$9.47		$9.71	$10.04		$9.42	$9.86	$9.79
Total return (3)	(1.82	)% (4)	(2.84)%	8.58	% (9)	(2.94)%	3.36%	(0.11	)% (4)
Net assets, at end of period/year (000s)	$648		$679	$722		$531	$398	$100	(5)
Ratio of expenses to average net assets before fee waivers/recapture (8)	2.07	% (6)	2.07%	2.16%		2.15%	2.08%	3.13	% (6)
Ratio of net expenses to average net assets (8)	2.07	% (6)	2.07%	2.16%		2.15%	2.08%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	1.11	% (6)	0.58%	1.77%		1.57%	2.55%	1.33	% (6)
Portfolio Turnover Rate	807	% (4)	358%	148%		412%	209%	9	% (4)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$9.79		$10.12	$9.51	$9.97	$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.14	0.28	0.27	0.34	0.17
Net realized and unrealized gain (loss) on investments	(0.23)		(0.34)	0.63	(0.46)	0.05	(0.10)
Total from investment operations	(0.13)		(0.20)	0.91	(0.19)	0.39	0.07
Less distributions from:
Net investment income	(0.11)		(0.13)	(0.30)	(0.27)	(0.34)	(0.15)
Total distributions	(0.11)		(0.13)	(0.30)	(0.27)	(0.34)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	0.00 (3)	0.00	(3)
Net asset value, end of period/year	$9.55		$9.79	$10.12	$9.51	$9.97	$9.92
Total return (4)	(1.30	)% (5)	(1.96)%	9.61%	(1.93)%	3.93%	0.66	% (5)
Net assets, at end of period/year (000s)	$77,209		$87,675	$63,391	$56,331	$79,514	$72,373
Ratio of expenses to average net assets before fee waivers (8)	1.07	% (6)	1.07%	1.16%	1.15%	1.08%	1.15	% (6)
Ratio of net expenses to average net assets (8)	1.07	% (6)	1.07%	1.16%	1.15%	1.08%	1.13	% (6)
Ratio of net investment income to average net assets (7,8)	2.11	% (6)	1.37%	2.76%	2.79%	3.41%	3.40	% (6)
Portfolio Turnover Rate	807	% (5)	358%	148%	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,411,084	$—	$—	$21,411,084
Collateral For Securities Loaned	1,739,175	—	—	1,739,175
Money Market Fund	7,538,791	—	—	7,538,791
Total	$30,689,050	$—	$—	$30,689,050

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,864,907	$—	$—	$20,864,907
Open End Funds	2,225,975	—	—	2,225,975
Collateral For Securities Loaned	1,557,650	—	—	1,557,650
Money Market Fund	21,565,740	—	—	21,565,740
Total	$46,214,272	$—	$—	$46,214,272

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$37,562,096	$—	$—	$37,562,096
Collateral For Securities Loaned	5,920,882	—	—	5,920,882
Money Market Funds	681,456	—	—	681,456
Total	$44,164,434	$—	$—	$44,164,434

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,754,992	$—	$—	$9,754,992
Collateral For Securities Loaned	1,298,109	—	—	1,298,109
Money Market Fund	81,017	—	—	81,017
Total	$11,134,118	$—	$—	$11,134,118

Donoghue Forlines Risk Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$135,973	$—	$—	$135,973
Money Market Fund	77,891,180	—	—	77,891,180
Total	$78,027,153	$—	$—	$78,027,153

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020 - 2022, or expected to be taken in the Funds’ June 30, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$38,489,785	$45,298,479
Donoghue Forlines Tactical Income Fund	83,260,146	85,013,837
Donoghue Forlines Dividend Fund	33,823,823	33,311,050
Donoghue Forlines Momentum Fund	22,366,925	23,060,927
Donoghue Forlines Risk Managed Income Fund	99,440,468	97,107,760

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2022, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Allocation Fund	$124,360
Donoghue Forlines Tactical Income Fund	234,182
Donoghue Forlines Dividend Fund	183,541
Donoghue Forlines Momentum Fund	54,789
Donoghue Forlines Risk Managed Income Fund	288,291

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund and Donoghue Forlines Momentum Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2023, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Donoghue Forlines Risk Managed Income Fund, and the Donoghue Forlines Momentum Fund. The total operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Donoghue

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Forlines Tactical Allocation Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the six months ended December 31, 2022 the following funds waived fees pursuant to the expense limitation agreement.

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$44,089
Donoghue Forlines Momentum Fund	40,508

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2023	June 30, 2024	June 30, 2025	Total
Donoghue Forlines Tactical Allocation Fund	$—	$6,690	$35,277	$41,967
Donoghue Forlines Momentum Fund	—	35,648	57,849	93,497

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the six months ended December 31, 2022 the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Risk Managed Innovation ETF and the Donoghue Forlines Yield Enhanced Real Asset ETF which are sub-advised by the Advisor. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$6,506
Donoghue Forlines Tactical Income Fund	2,249

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2022 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$12,755	$3,548
Donoghue Forlines Tactical Income Fund	4,363	5,356
Donoghue Forlines Dividend Fund	13,904	31,930
Donoghue Forlines Momentum Fund	1,331	3,350
Donoghue Forlines Risk Managed Income Fund	17	3,346

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2022 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$135	$22
Donoghue Forlines Tactical Income Fund	503	78
Donoghue Forlines Dividend Fund	4,574	734
Donoghue Forlines Momentum Fund	—	—
Donoghue Forlines Risk Managed Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at December 31, 2022 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Donoghue Forlines Tactical Allocation Fund
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Donoghue Forlines Yield Enhanced Real Asset ETF	3,929,250	6,005,426	(3,940,877)	(494,953)	370,606	5,869,452	168,655	229,860
FCF International Quality ETF	3,631,257	8,766	(2,123,273)	(670,596)	526,087	1,372,241	128,504	54,263
				$(1,165,549)	$896,693	$7,241,693	$297,159

Donoghue Forlines Tactical Income Fund
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Donoghue Forlines Dividend Fund Class I	$—	$2,244,201	$—	$—	$(18,226)	$2,225,975	$8,646	260,653
Donoghue Forlines Yield Enhanced Real Asset ETF	4,025,383	3,581,886	(4,037,294)	(520,175)	450,984	3,500,784	100,593	137,098
				$(520,175)	$432,758	$5,726,759	$109,239

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third- party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2022:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets

Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$1,680,570	$—	$1,680,570	$—	$1,680,570	$—
Total	$1,680,570	$—	$1,680,570	$—	$1,680,570	$—

Donoghue Forlines Tactical Income Fund
Description:
Securities Loaned	$1,525,197	$—	$1,525,197	$—	$1,525,197	$—
Total	$1,525,197	$—	$1,525,197	$—	$1,525,197	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$5,747,894	$—	$5,747,894	$—	$5,747,894	$—
Total	$5,747,894	$—	$5,747,894	$—	$5,747,894	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$1,268,463	$—	$1,268,463	$—	$1,268,463	$—
Total	$1,268,463	$—	$1,268,463	$—	$1,268,463	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The following table breaks out the holdings received as collateral as of December 31, 2022:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$1,739,175

Donoghue Forlines Tactical Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$1,557,650

Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$5,920,882

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$1,298,109

The fair value of the securities loaned for Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, and Donoghue Forlines Momentum Fund totaled $1,680,570, $1,525,197, $5,747,894, and $1,268,463, at December 31, 2022, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,739,175, $1,557,650, $5,920,882, and $1,298,109, for the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, and Donoghue Forlines Momentum Fund at December 31, 2022, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2022 and June 30, 2021 was as follows:

For the period ended June 30, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	894,670	—	—	894,670
Donoghue Forlines Tactical Income Fund	1,039,527	—	—	1,039,527
Donoghue Forlines Dividend Fund	768,500	—	—	768,500
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	1,246,790	—	—	1,246,790

For the period ended June 30, 2021
Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	548,958	—	—	548,958
Donoghue Forlines Tactical Income Fund	943,678	—	—	943,678
Donoghue Forlines Dividend Fund	2,009,933	—	—	2,009,933
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	1,798,951	—	—	1,798,951

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	—	—	(1,093,365)	—	—	(6,161,162)	(7,254,527)
Donoghue Forlines Tactical Income Fund	18,284	—	(16,889,154)	—	(2,149,537)	(3,122,696)	(22,143,103)
Donoghue Forlines Dividend Fund	193,644	—	(119,633,458)	—	—	(1,084,813)	(120,524,627)
Donoghue Forlines Momentum Fund	—	—	(886,711)	—	(78,641)	(707,193)	(1,672,545)
Donoghue Forlines Risk Managed Income Fund	—	—	(880,879)	—	(2,548,918)	(3,022)	(3,432,819)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Power Momentum Index Fund incurred and elected to defer such late year losses of $78,641.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Tactical Income Fund and Donoghue Forlines Risk Managed Income Fund incurred and elected to defer such capital losses of $ 2,149,537 and $ 2,548,918.

At June 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Tactical Allocation Fund	1,093,365	—	1,093,365	4,433,950
Donoghue Forlines Tactical Income Fund	16,889,154	—	16,889,154	1,347,953
Donoghue Forlines Dividend Fund	87,421,263	32,212,195	119,633,458	1,624,614
Donoghue Forlines Momentum Fund	886,711	—	886,711	—
Donoghue Forlines Risk Managed Income Fund	64,927	815,952	880,879	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, tax treatment of net operating losses, distributions in excess and the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2022 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	(8,315)	8,315
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Momentum Fund	(159,601)	159,601
Donoghue Forlines Risk Managed Income Fund	(14,769)	14,769

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Allocation Fund	$32,626,281	$—	$(1,937,231)	$(1,937,231)
Donoghue Forlines Tactical Income Fund	47,818,811	—	(1,604,539)	(1,604,539)
Donoghue Forlines Dividend Fund	44,560,761	1,299,278	(1,695,605)	(396,327)
Donoghue Forlines Momentum Fund	11,671,250	66,178	(603,310)	(537,132)
Donoghue Forlines Risk Managed Income Fund	78,026,228	925	—	925

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the iShares 3 -7 Year Treasury Bond ETF (the “Security”). The iShares Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years. The Fund may redeem their investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the Security. The financial statements of Securities, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2022, the percentage of the Donoghue Forlines Tactical Income Fund’s net assets invested in the iShares 3-7 Year Treasury Bond ETF was 27.0%.

The Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund and the Donoghue Forlines Risk Managed Income Fund (the “Funds”) currently invests a portion of its assets in the Fidelity Government Portfolio Institutional Class (the “Fidelity Fund”). The Fidelity Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The Funds may redeem their investments from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the Fidelity Fund. The financial statements of Fidelity Fund, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2022, the percentage of the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund’s and the Donoghue Forlines Risk Managed Income Fund’s net assets invested in the Fidelity Government Portfolio Institutional Class was 26.0%, 48.3% and 100.0%, respectively.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	41.20%
TD Ameritrade, Inc.	Donoghue Forlines Tactical Income Fund	31.80%
Pershing LLC	Donoghue Forlines Dividend Fund	35.30%
Matrix Trust Company	Donoghue Forlines Momentum Fund	53.40%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	49.10%
Pershing LLC	Donoghue Forlines Risk Managed Income Fund	25.80%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/22	12/31/22	Period	12/31/22	Period

Donoghue Forlines Tactical Allocation Fund Class A	1.45%	$1,000.00	$1,010.70	$7.35	$1,017.90	$7.38
Donoghue Forlines Tactical Allocation Fund Class C	2.20%	$1,000.00	$1,006.00	$11.12	$1,014.12	$11.17
Donoghue Forlines Tactical Allocation Fund Class I	1.20%	$1,000.00	$1,012.10	$6.09	$1,019.16	$6.11
Donoghue Forlines Tactical Income Fund – Class A	1.87%	$1,000.00	$987.80	$9.37	$1,015.78	$9.50
Donoghue Forlines Tactical Income Fund – Class C	2.62%	$1,000.00	$983.20	$13.10	$1,012.00	$13.29
Donoghue Forlines Tactical Income Fund – Class I	1.62%	$1,000.00	$989.50	$8.12	$1,017.04	$8.24
Donoghue Forlines Dividend Fund – Class A	2.02%	$1,000.00	$1,008.70	$10.23	$1,015.02	$10.26
Donoghue Forlines Dividend Fund – Class C	2.77%	$1,000.00	$1,004.80	$14.00	$1,011.24	$14.04
Donoghue Forlines Dividend Fund – Class I	1.77%	$1,000.00	$1,008.90	$8.96	$1,016.28	$9.00
Donoghue Forlines Momentum Fund – Class A	2.25%	$1,000.00	$940.90	$11.01	$1,013.86	$11.42
Donoghue Forlines Momentum Fund – Class C	3.00%	$1,000.00	$937.40	$14.65	$1,010.08	$15.20
Donoghue Forlines Momentum Fund – Class I	2.00%	$1,000.00	$941.60	$9.79	$1,015.12	$10.16
Donoghue Forlines Risk Managed Income Fund – Class A	1.32%	$1,000.00	$988.30	$6.62	$1,018.55	$6.72
Donoghue Forlines Risk Managed Income Fund – Class C	2.07%	$1,000.00	$981.80	$10.34	$1,014.77	$10.51
Donoghue Forlines Risk Managed Income Fund – Class I	1.07%	$1,000.00	$987.00	$5.36	$1,019.81	$5.45

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

Donoghue Forlines, LLC

Adviser to Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Risk Managed Income Fund *

In connection with the regular meeting held on September 21-22, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Donoghue Forlines, LLC (“Adviser” or “Donoghue”) and the Trust, with respect to the Donoghue Forlines Tactical Income Fund (“Donoghue Forlines Income”), Donoghue Forlines Dividend Fund (“Donoghue Forlines Dividend”), Donoghue Forlines Momentum Fund (“Donoghue Forlines Momentum”), Donoghue Forlines Tactical Allocation Fund (“Donoghue Forlines Tactical”) and Donoghue Forlines Risk Managed Income Fund (“Donoghue Forlines Risk Managed”), (each the “Fund” and collectively the “Donoghue Funds”). In considering the renewal of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that Donoghue was founded in 1986 and had $1 billion in combined assets under management and advisement, providing rules-based tactical allocation strategies and professional investment management services to individuals, corporations, and institutions. The Board reviewed the background information of the key investment personnel who were responsible for servicing the Donoghue Funds, considering their education and noting the investment team’s diverse financial industry experience. The Board reviewed the investment process for the Donoghue Funds, noting that Donoghue’s index funds attempted to replicate and track customized sector specific indexes using technical indicators. The Board further noted that the Donoghue Forlines Tactical and Donoghue Forlines Income were driven by fundamental research and were not designed to be reactionary. The Board discussed that Donoghue utilized an order management system to monitor compliance with each Donoghue Fund’s investment limitations, which automatically sent notifications to the Adviser. The Board commented that Donoghue’s CCO and CIO performed a quarterly best execution review of broker dealers for overall quality and service. The Board concluded that Donoghue could be expected to continue providing quality services to the Donoghue Funds and their respective shareholders.

Performance.

Donoghue Forlines Income. The Board noted the Fund’s two-star Morningstar rating. The Board reviewed the Fund’s return over the one-year period, noting the Fund had underperformed its peer group and Morningstar category and outperformed its benchmark over the period. The Board noted that the Fund underperformed its Morningstar category and peer group over the three-year and five-year periods. The Board evaluated the Fund’s risk metrics over the one- year period, acknowledging the Fund’s standard deviation ranked in the bottom quartile among its peer group and Morningstar category. The Board noted that the Funds Sharpe and Sortino ratios both ranked in the second quartile for both the peer group and Morningstar Category over the one-year period. The Board acknowledged that Donoghue attributed recent underperformance to the Fund’s exposure to certain portfolio allocations and recalled Donoghue’s commitment to reviewing and improving the Fund’s processes when appropriate. After further discussion, the Board concluded that Donoghue should be given the opportunity to improve performance.

Donoghue Forlines Dividend. The Board reviewed the Fund’s investment strategy, noting that the Fund received a two-star Morningstar rating. The Board observed that the Fund outperformed its Morningstar category and peer group over the one-year period. The Board also noted that the Fund underperformed its peer group, Morningstar category, and benchmark for the three-year, five-year, and since inception periods. The Board acknowledged that the Fund’s performance had improved

Donoghue Forlines Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

since Donoghue implemented enhancements in 2021. The Board concluded that Donoghue should be given the opportunity to continue to improve performance and deliver reasonable returns for the benefit of the Fund and its shareholders.

Donoghue Forlines Momentum. The Board noted that the Fund received a three-star Morningstar rating. The Board reviewed the Fund’s performance, noting that it had underperformed its Morningstar Category and benchmark across all periods. The Board also noted that the Fund underperformed its peer group over the one-year and three- year periods while performing on par with its peer group over the five-year and since-inception periods. The Board evaluated the Fund’s Sharpe ratio, Sortino ratio, and standard deviation over various periods. The Board considered Donoghue’s explanation regarding the impact of market volatility on the Fund’s tactical signals and overall performance and recalled Donoghue’s commitment to reviewing and improving the Fund’s processes when appropriate. The Board concluded that Donoghue should be given the opportunity to continue to improve their process and deliver better returns for the benefit of the Fund and its shareholders.

Donoghue Forlines Tactical. The Board observed that the Fund received a two- star Morningstar rating. The Board considered the Fund’s performance, noting that the Fund had underperformed its peer group, Morningstar category, and benchmark for the one-year, three-year, and since inception periods. The Board examined the Fund’s risk metrics, acknowledging that the Fund’s standard deviation ranked in the second or third quartile across all periods. The Board considered the Donoghue’s explanation for the Fund’s performance being related to unprecedented markets, acknowledging that the Fund was conservative in nature and required more time to prove its value. The Board agreed that Donoghue should be given more time to implement the Fund’s strategy and improve performance.

Donoghue Forlines Risk Managed. The Board noted that the Fund received a five-star Morningstar rating. The Board noted that the Fund had outperformed its peer group and Morningstar category for the one-year, three- year, and since-inception periods. The Board observed that the Fund outperformed its benchmark for the one-year period but underperformed the benchmark over the three-year and since inception periods. The Board reviewed the Fund’s risk metrics, noting that the Fund had ranked in the top quartile for standard deviation among its peer group and Morningstar category across all periods. The Board concluded that overall, the Fund delivered solid performance to the Fund and its shareholders.

Fees and Expenses.

Donoghue Forlines Income. The Board considered Donoghue’s advisory fee and noted that it was higher than its Morningstar category median and average, peer group average, and equal to its peer group median. The Board considered that the advisory fee was below the category high and above the fee charged by Donoghue separately managed accounts. The Board considered Donoghue’s explanation as to why the fee for separately managed accounts was lower than that of the Fund, which included that the platform providers charged an additional fee for performing various functions such as trading compliance. The Board discussed the Fund’s net expense ratio, noting that it was higher than its Morningstar category and peer group averages and medians. The Board further noted that the net expense ratio of the Fund was well below the category high. The Board considered the impact of the Fund’s expense limitation agreement and noted that Donoghue intended to renew the agreement. After further discussion, the Board concluded that Donoghue’s advisory fee for the Fund was not unreasonable.

Donoghue Forlines Dividend. The Board reviewed the Fund’s advisory fee, noting it was higher than the peer group and Morningstar category medians and averages. The Board observed the net expense ratio was higher than the peer group and Morningstar category medians and averages but lower than the Morningstar category high. The Board considered that Donoghue attributed the higher fees to its risk management and tactical ability to move into short term treasuries. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Momentum. The Board reviewed the advisory fee, noting that it was equal to its peer group median but higher than its peer group average and Morningstar category average and median. The Board observed the Fund’s net expense ratio, which was higher than the peer group and Morningstar category medians and averages and was considered the category high. The Board discussed Donoghue’s justification for the higher fees, which were Donoghue’s risk management and tactical ability to move into 100% short term treasuries unlike its peers. The Board considered Donoghue’s statement that the Fund’s expenses were expected to decrease as the Fund’s assets increased over time. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2022

Donoghue Forlines Tactical. The Board reviewed the Fund’s advisory fee, noting that it was slightly higher than the Morningstar category average and lower than its peer group median and average and Morningstar category median. The Board observed the Fund’s net expense ratio was higher than the Morningstar category average and equal to the Morningstar category median but lower than its peer group median and average. The Board noted that Donoghue rationalized lower fees for separately managed accounts due to additional compliance work required for the Fund and the regulatory, operational, litigation and business risks involved with managing a mutual fund compared to a separately managed account. The Board noted that Donoghue intended to renew its expense limitation agreement currently in place. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Risk Managed. The Board reviewed the Fund’s advisory fee was higher than its peer group and Morningstar category medians and averages. The Board further noted the Fund’s net expense ratio was higher than its peer group and Morningstar category medians and averages. The Board noted that Donoghue attributed its higher fees to its risk management and tactical ability to move assets in major downturns to protect principal unlike most funds in its peer group that do have such ability. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Donoghue. The Board examined Donoghue’s responses and noted that Donoghue’s profitability for each Donoghue Fund ranged considerably. The Board recalled factors offered by Donoghue to support its levels of profit which included business, operational, regulatory, and reputational risks assumed in managing the Donoghue Funds, as well as the resources required to execute unique components of each Fund’s strategy. After further discussion, the Board determined that Donoghue’s profitability with respect to each Donoghue Fund was not excessive.

Economies of Scale. The Board noted that the Donoghue Funds collectively lost assets over the last twelve months. The Board observed that Donoghue was willing to consider implementing a breakpoint when each Donoghue Fund reached a higher targeted asset level. The Board discussed the benefits to shareholders of the expense limitation agreements. The Board agreed to monitor and revisit this issue at the appropriate time.

Conclusion. Having requested and received such information from Donoghue as the Board believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreements with Donoghue was in the best interests of each Donoghue Fund and its respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUE-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/23

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/8/23